CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) (Parenthetical) - $ / shares	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividends declared - common stock (in dollars per share)		$ 0.60	$ 1.20
Series D Preferred Stock
Dividends declared - preferred stock (in dollars per share)	$ 0	0.5281
Series F Preferred Stock
Dividends declared - preferred stock (in dollars per share)	0	0.4609
Series G Preferred Stock
Dividends declared - preferred stock (in dollars per share)	0	0.4609
Series H Preferred Stock
Dividends declared - preferred stock (in dollars per share)	0	0.4688
Series I Preferred Stock
Dividends declared - preferred stock (in dollars per share)	$ 0	0.4688
Common Stock
Dividends declared - common stock (in dollars per share)		0.60			$ 1.80	$ 3.00	$ 4.80	$ 4.80
Preferred Stock | Series D Preferred Stock
Dividends declared - preferred stock (in dollars per share)		0.53		$ 1.58	1.58	2.1124	2.1124	2.1124
Preferred Stock | Series F Preferred Stock
Dividends declared - preferred stock (in dollars per share)		0.46		1.38	1.38	1.8436	1.8436	1.8436
Preferred Stock | Series G Preferred Stock
Dividends declared - preferred stock (in dollars per share)		0.46		1.38	1.38	1.8436	1.8436	1.8346
Preferred Stock | Series H Preferred Stock
Dividends declared - preferred stock (in dollars per share)		0.47		1.41	1.41	1.875	1.875	0.6563
Preferred Stock | Series I Preferred Stock
Dividends declared - preferred stock (in dollars per share)		$ 0.47		$ 1.41	$ 1.41	$ 1.875	$ 1.875	$ 0.2292